                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Cornerstone Real Estate Advisers LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700         Hartford          CT               06103
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol            Chief Compliance Officer        (860)509-2233
--------------------------------------------------------------------------------
Name                          (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
December 13, 2006

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.

                         Form 13F Summary Page

Report Summary:


Number of other included
managers:                    0

Form 13F Information
Table Entry Total:                            41

Form 13F Table Value Total:               161843
                                            (thousands)

                                                         Value      Inv.      Other   Voting Authority
Name of Issuer                    Title of ClassCUSIP    x1000SharesDiscretionManagersSole            SharedNone
AMB PROPERTY CORP                 COM           00163T1094792 175155SOLE      N/A     175155          0     0
ALEXANDRIA REAL ESTATE EQ         COM           0152711093459 81200 SOLE      N/A     81200           0     0
APARTMENT INVT & MGMT CO          CLA           03748R1013126 83400 SOLE      N/A     83400           0     0
ARCHSTONE-SMITH TRUST             COM           0395831091454 61775 SOLE      N/A     61775           0     0
BRE PROPERTIES INC CL A           CLA           05564E1062262 72510 SOLE      N/A     72510           0     0
BOSTON PROPERTIES INC             COM           1011211014158 112800SOLE      N/A     112800          0     0
CENTERPOINT PROPERTIES CORP       COM           1518951095681 99400 SOLE      N/A     99400           0     0
CHELSEA PROPERTY GROUP INC        COM           1634211005160 154912SOLE      N/A     154912          0     0
CORPORATE OFFICE PROPERTIES TRUST SH BEN INT    22002T1083973 283195SOLE      N/A     283195          0     0
CRESCENT REAL ESTATE EQUITIES     COM           2257561053290 197700SOLE      N/A     197700          0     0
DEVELOPERS DIVERSIFIED REALTY     COM           2515911036400 291027SOLE      N/A     291027          0     0
EQUITY OFFICE PROPERTIES TRUST    COM           2947411037352 294300SOLE      N/A     294300          0     0
EQUITY RESIDENTIAL                SH BEN INT    29476L1073822 155476SOLE      N/A     155476          0     0
ESSEX PROPERTY TRUST INC          COM           2971781053873 76174 SOLE      N/A     76174           0     0
FEDERAL REALTY INVESTMENT TRUST   SH BEN INT NEW3137472062584 91900 SOLE      N/A     91900           0     0
GABLES RESIDENTIAL TRUST          SH BEN INT    3624181051471 59000 SOLE      N/A     59000           0     0
GENERAL GROWTH PROPERTIES INC     COM           3700211075441 104639SOLE      N/A     104639          0     0
GLIMCHER REALTY TRUST             SH BEN INT    3793021023316 186822SOLE      N/A     186822          0     0
HEALTHCARE REALTY TRUST INC       COM           4219461042153 73612 SOLE      N/A     73612           0     0
HEALTH CARE REIT INC              COM           42217K1065039 186300SOLE      N/A     186300          0     0
HOSPITALITY PROPERTIES TRUST      COM SH BEN INT44106M1025788 164434SOLE      N/A     164434          0     0
HOST HOTELS & RESORTS INC         COM           44107P1043015 340700SOLE      N/A     340700          0     0
ISTAR FINANCIAL INC               COM           45031U1016953 247890SOLE      N/A     247890          0     0
KILROY REALTY CORP                COM           49427F1081553 67373 SOLE      N/A     67373           0     0
LASALLE HOTEL PROPERTIES          COM SH BEN INT5179421083031 216500SOLE      N/A     216500          0     0
MACERICH COMPANY                  COM           5543821013856 125400SOLE      N/A     125400          0     0
MANUFACTURED HOME COMMUNITIES     COM           5646821023037 102500SOLE      N/A     102500          0     0
MID-ATLANTIC REALTY TRUST         COM           5952321092845 163516SOLE      N/A     163516          0     0
MILLS CORP                        COM           6011481098457 288253SOLE      N/A     288253          0     0
NEWCASTLE INVESTMENT CORP         COM           65105M1082488 155800SOLE      N/A     155800          0     0
PAN PACIFIC RETAIL PROPERTIES INC COM           69806L1042794 76474 SOLE      N/A     76474           0     0
PROLOGIS TRUST                    SH BEN INT    7434101027062 280798SOLE      N/A     280798          0     0
RECKSON ASSOC REALTY CORP         COM           75621K1063348 159047SOLE      N/A     159047          0     0
ROUSE COMPANY                     COM           7792731014431 139777SOLE      N/A     139777          0     0
SL GREEN REALTY CORP              COM           78440X1014299 136045SOLE      N/A     136045          0     0
SENIOR HOUSING PROPERTIES TRUST   SH BEN INT    81721M1093450 325200SOLE      N/A     325200          0     0
SIMON PROPERTY GROUP INC          COM           8288061095701 167318SOLE      N/A     167318          0     0
STARWOOD HOTELS/RESORTS WORLD     COM           85590A2031690 71208 SOLE      N/A     71208           0     0
TRIZEC PROPERTIES INC             COM           89687P1071603 170762SOLE      N/A     170762          0     0
VENTAS INC                        COM           92276F1003183 277984SOLE      N/A     277984          0     0
VORNADO REALTY TRUST              SH BEN INT    9290421094453 119714SOLE      N/A     119714          0     0



December 13, 2006


Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC ("Cornerstone") Form 13F for the quarter ending
December 31, 2002.

Cornerstone has indicated that it exercises "sole" investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company ("MassMutual") to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer